Accounts Receivable	12 Months Ended
Dec. 31, 2019
Credit Loss [Abstract]
Accounts Receivable

Note 4 — Accounts Receivable

As of December 31, 2019 and 2018, accounts receivable consisted of the following:

	December 31,	December 31,
	2019	2018
Accounts receivable	$2,185,859	$1,889,112
Less: Allowance for doubtful accounts	(77,760)	(11,761)
Total accounts receivable, net	$2,108,099	$1,877,351